As filed with the Securities and Exchange Commission on September 24, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2020 – July 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.
ABR Funds
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Annual Report
July 31, 2021
ABR Dynamic Blend Equity & Volatility Fund

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2021

Dear Shareholder,
ABR Dynamic Funds, LLC is pleased to review the performance of the ABR Dynamic Blend Equity & Volatility Fund (“ABRVX” or
the “Fund”) from August 1, 2020 through July 31, 2021. During this period, the Institutional Shares of the Fund returned +9.20%.
The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The underlying index is the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire
(“ABRVXX Index” or the “Index”).
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes)
in securities and instruments, including derivatives, that provide exposure to the constituents of the Index. For purposes of this policy, the notional value of the Fund’s investments in derivative instruments that provide exposure to the constituents of the Index may be counted toward satisfaction of the 80% policy. The Fund uses equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index – “SPVXSTR” Index), and cash
(via cash instruments).
The Fund employs a rules-based strategy to determine an allocation among equities, equity volatility, and cash. The approach is designed to approximately match the allocations of the ABRVXX Index. The strategy’s exposure to volatility tends to increase in periods of relatively high volatility and decrease in periods of relatively low volatility. Although not guaranteed, these tendencies are designed to capture favorable volatility movements in turbulent markets while preserving positive performance during extended rising markets.
If successful in this design, the strategy may serve as a useful source of diversification to equity markets over multiple market cycles.
During the past fiscal year, ABRVX returned +9.20%. Overall, the year brought a strong bull market. However, the months of September and October, in the runup to the U.S. election, saw modest declines in equity markets with frequent reversals. The reversals present a situation in which primarily trend-following models, including the one used to manage the Fund, may be expected to underperform.
This was indeed the case with ABRVX experiencing its largest historical drawdown since inception (11.39%, based on monthly data).
Notwithstanding that period, and as noted above, the Fund delivered positive performance over the one year-period ending July 31, 2021.
Overall, the Fund’s underlying trend-following strategy performed as expected. It utilized a lower allocation to CBOE Volatility Index
(“VIX Index”) futures in response to calmer markets and then a higher allocation to VIX Index futures in response to several brief periods of slightly increased turbulence. As a result, the Fund participated in the equity market rally for the fiscal year.
For more information on ABR Dynamic Funds, LLC, please visit our website: www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Future contracts have risks associated with index correlation, liquidity, default and margin. The Fund in not “actively” managed; passive management will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.
The ABR Dynamic Blend Equity & Volatility Index is based on a methodology designed by ABR Dynamic Funds, LLC and is Powered by Wilshire. Wilshire calculated and distributes the Index based on the third-party supplied methodology, information and data. The
S&P 500 VIX Short-Term Futures Index utilizes prices of the next two near-term VIX futures contracts to replicate a position that rolls the nearest month VIX futures to the next month on a daily basis in equal fractional amounts. The CBOE Volatility Index measures the expected volatility of the S&P 500 Index.

ABR 50/50 VOLATILITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2021

Dear Shareholder,
ABR Dynamic Funds, LLC is pleased to review the performance of the ABR 50/50 Volatility Fund (“ABRSX” or the “Fund”) from
August 1, 2020 through July 31, 2021. During this period, the Institutional Shares of the Fund returned +50.57%.
The investment object of the Fund is to seek long-term capital appreciation.
In managing the Fund, the Adviser uses approximately 50% of each of its long volatility and short volatility proprietary strategies.
However, the Fund is not designed to achieve balanced risk among its long and short volatility exposures. Rather, the potential for long volatility exposure inherent in the 50/50 strategy is intended to help mitigate the risks associated with the Fund’s short volatility exposure, which may be significant at times.
The long volatility strategy is model-based. Depending on the level of volatility in the market environment, the long volatility model determines a long allocation to S&P 500 Index futures and exchange-traded products (ETPs) and a long allocation to CBOE Volatility
Index (“VIX Index”) futures and ETPs. In low to medium volatility environments, as measured by the model, the strategy typically targets a lower exposure to VIX Index futures and ETPs and a higher exposure to S&P 500 Index futures and ETPs. In medium to high volatility environments, as measured by the model, the strategy typically targets a higher exposure to VIX Index futures and ETPs and a lower exposure to S&P 500 Index futures and ETPs (as compared to the exposures in a low to medium volatility environment).
The short volatility strategy is model-based. Depending on the level of volatility in the market environment, the short volatility model determines a short allocation to VIX Index futures and ETPs, and long allocations to U.S. Treasuries and cash. In low volatility environments, as measured by the model, the strategy typically targets a lower short exposure to VIX Index futures and ETPs. In a medium volatility environment, the strategy typically targets a higher short exposure to VIX Index futures and ETPs. In high volatility environments, the strategy may target as little as zero short exposure to VIX Index futures and ETPs.
During the past fiscal year, ABRSX returned +50.57%. This result is largely attributable to the Fund’s short exposure to VIX Index futures and ETPs and reflects the higher risk and potentially higher reward inherent in short exposure to VIX Index futures and ETPs.
Overall, the Fund’s strategy performed as expected during the period, benefitting from short exposure to volatility coming out of a high volatility crisis period in early 2020.
Prior to December 1, 2020, the ABR 50/50 Volatility Fund was the ABR Dynamic Short Volatility Fund, which employed the Adviser’s short volatility strategy but without any allocation to its long volatility strategy.
For more information on ABR Dynamic Funds, LLC, please visit our website: www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund is non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Future contracts have risks associated with index correlation, liquidity, default and margin. The Fund may take temporary defensive positions under extraordinary market, political, or macroeconomic conditions.
The S&P 500 Index is a market value-weighted index representing the performance of 500 widely held, publicly traded large capitalization companies. The CBOE Volatility Index measures the expected volatility of the S&P 500 Index.

ABR 75/25 VOLATLITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
July 31, 2021

Dear Shareholder,
ABR Dynamic Funds, LLC is pleased to review the performance of the ABR 75/25 Volatility Fund (“VOLSX” or the “Fund”) from inception on August 3, 2020 through July 31, 2021. During this period, the Institutional Shares of the Fund returned +17.90%.
The investment object of the Fund is to seek long-term capital appreciation.
In managing the Fund, the Adviser uses approximately 75% of its proprietary long volatility strategy and 25% of its proprietary short volatility strategy. This blend of strategies is designed to seek to generate favorable long-term risk-adjusted returns.
The long volatility strategy is model-based. Depending on the level of volatility in the market environment, the long volatility model determines a long allocation to S&P 500 Index futures and exchange-traded products (ETPs) and a long allocation to CBOE Volatility
Index (“VIX Index”) futures and ETPs. In low to medium volatility environments, as measured by the model, the strategy typically targets a lower exposure to VIX Index futures and ETPs and a higher exposure to S&P 500 Index futures and ETPs. In medium to high volatility environments, as measured by the model, the strategy typically targets a higher exposure to VIX Index futures and ETPs and a lower exposure to S&P 500 Index futures and ETPs (as compared to the exposures in a low to medium volatility environment).
The short volatility strategy is model-based. Depending on the level of volatility in the market environment, the short volatility model determines a short allocation to VIX Index futures and ETPs, and long allocations to U.S. Treasuries and cash. In low volatility environments, as measured by the model, the strategy typically targets a lower short exposure to VIX Index futures and ETPs. In a medium volatility environment, the strategy typically targets a higher short exposure to VIX Index futures and ETPs. In high volatility environments, the strategy may target as little as zero short exposure to VIX Index futures and ETPs.
During the period August 3, 2020 (inception date) through fiscal year end on July 31, 2021, VOLSX returned +17.90%. Due to the use of a trend-following model, the Fund got off to a slow start performance-wise during this period due to repeated equity market reversals in September and October ahead of the U.S. election. The Fund then participated in much of the equity market rally from November
2020 through the end of the fiscal year.
Overall, the Fund’s approach performed as expected, benefitting from long equity exposure and short volatility exposure at different times in the period.
For more information on ABR Dynamic Funds, LLC, please visit our website: www.abrfunds.com.
The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund is non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Future contracts have risks associated with index correlation, liquidity, default and margin. The Fund may take temporary defensive positions under extraordinary market, political, or macroeconomic conditions.
The S&P 500 Index is a market value-weighted index representing the performance of 500 widely held, publicly traded large capitalization companies. The CBOE Volatility Index measures the expected volatility of the S&P 500 Index.

ABR Dynamic Blend Equity & Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2021

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Blend Equity & Volatility Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index (the "S&P 500"), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional
Shares and Investor Shares are 2.20% and 2.76%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional
Shares and 2.25% for Investor Shares, through at least November 30, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current Fund prices, please call (855) 422-4518.
Average Annual Total Returns
Periods Ended July 31, 2021 One Year Five Years Since Inception
(1)
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares 9.20% 13.71% 10.83%
ABR Dynamic Blend Equity & Volatility Fund - Investor Shares 8.99% 13.34% 10.49%
S&P 500 Index 36.45% 17.35% 15.37%
(1)
Institutional Shares commenced operations on August 3, 2015 and Investor Shares commenced operations on August 14, 2015. The return shown for the S&P 500
Index is as of August 3, 2015.

ABR 50/50 Volatility Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2021

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR 50/50 Volatility Fund (the “Fund”) compared with the performance of the benchmark, FTSE
3-Month U.S. T-Bill Index, since inception. The FTSE 3-Month U.S. T-Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury Bill month-end rates. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR 50/50 Volatility Fund - Institutional Shares vs. FTSE 3-Month U.S. T-Bill Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional
Shares and Investor Shares are 3.70% and 6.53%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.50% for Institutional
Shares and 2.75% for Investor Shares, through at least November 30, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current Fund prices, please call (855) 422-4518.
Average Annual Total Returns
Periods Ended July 31, 2021 One Year Since Inception
(1)
ABR 50/50 Volatility Fund - Institutional Shares 50.57% 7.53%
ABR 50/50 Volatility Fund - Investor Shares 50.21% 7.29%
FTSE 3-Month U.S. T-Bill Index 0.07% 1.30%
(1)
Institutional Shares commenced operations on October 2, 2017 and Investor Shares commenced operations on October 11, 2017. The return shown for the FTSE
3-Month U.S. T-Bill Index is as of October 2, 2017.

ABR 75/25 VOLATILITY FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
July 31, 2021

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR 75/25 Volatility Fund (the “Fund”) compared with the performance of the benchmark, FTSE
3-Month U.S. T-Bill Index, since inception. The FTSE 3-Month U.S. T-Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury Bill month-end rates. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR 75/25 Volatility Fund - Institutional Shares vs. FTSE 3-Month U.S. T-Bill Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional
Shares and Investor Shares are 3.25% and 4.12%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 1.75% for Institutional
Shares and 2.00% for Investor Shares, through at least November 30, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current Fund prices, please call (855) 422-4518.
Average Annual Total Returns
Periods Ended July 31, 2021 Since Inception
(1)
ABR 75/25 Volatility Fund - Institutional Shares 17.90%
ABR 75/25 Volatility Fund - Investor Shares 17.50%
FTSE 3-Month U.S. T-Bill Index 0.07%
(1)
Institutional Shares commenced operations on August 3, 2020 and Investor Shares commenced operations on August 5, 2020. The return shown for the FTSE 3-Month
U.S. T-Bill Index is as of August 3, 2020.

ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2021

See Notes to Financial Statements.
At July 31, 2021, the Fund held the following exchange-traded futures contracts.
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 239,512,390
Net Assets - 100.0% $ 239,512,390
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
352 CBOE VIX Future 08/18/21 $ 7,102,086 $ 7,136,448 $ 34,362
217 CBOE VIX Future 09/15/21 4,712,084 4,790,254 78,170
1,032 S&P 500 E-mini Future 09/17/21 219,001,799 226,498,200 7,496,401
$ 230,815,969 $ 238,424,902 $ 7,608,933
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 7,608,933
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 7,608,933
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 50/50 Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2021

See Notes to Financial Statements.
At July 31, 2021, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 22.1%
U.S. Treasury Securities - 22.1%
2,626,000 U.S. Treasury Bond 2.88%  11/15/46 $ 3,154,688
2,551,000 U.S. Treasury Bond 3.00  02/15/47 3,135,438
2,564,000 U.S. Treasury Bond 3.00  05/15/47 3,155,022
2,662,000 U.S. Treasury Bond 2.75  08/15/47 3,136,169
2,676,000 U.S. Treasury Bond 2.75  11/15/47 3,155,171
2,541,000 U.S. Treasury Bond 3.00  02/15/48 3,135,554
18,872,042
Total U.S. Government & Agency Obligations (Cost $17,529,921) 18,872,042
Investments, at value - 22.1% (Cost $17,529,921) $ 18,872,042
Other Assets & Liabilities, Net - 77.9% 66,558,613
Net Assets - 100.0% $ 85,430,655
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(786) CBOE VIX Future 08/18/21 $ (16,230,470) $ (15,935,364) $ 295,106
(483) CBOE VIX Future 09/15/21 (10,531,447) (10,662,177) (130,730)
179 S&P 500 E-mini Future 09/17/21 38,046,991 39,286,025 1,239,034
$ 11,285,074 $ 12,688,484 $ 1,403,410
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 1,403,410
Level 2 - Other Significant Observable Inputs 18,872,042 –
Level 3 - Significant Unobservable Inputs – –
Total $ 18,872,042 $ 1,403,410
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Government & Agency Obligations 22.1%
Other Assets & Liabilities, Net 77.9%
100.0%

ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2021

See Notes to Financial Statements.
At July 31, 2021, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 11.0%
U.S. Treasury Securities - 11.0%
5,183,000 U.S. Treasury Bond 2.88%  11/15/46 $ 6,226,484
5,035,000 U.S. Treasury Bond 3.00  02/15/47 6,188,526
5,060,000 U.S. Treasury Bond 3.00  05/15/47 6,226,370
5,255,000 U.S. Treasury Bond 2.75  08/15/47 6,191,047
5,282,000 U.S. Treasury Bond 2.75  11/15/47 6,227,808
5,016,000 U.S. Treasury Bond 3.00  02/15/48 6,189,666
37,249,901
Total U.S. Government & Agency Obligations (Cost $34,573,715) 37,249,901
Investments, at value - 11.0% (Cost $34,573,715) $ 37,249,901
Other Assets & Liabilities, Net - 89.0% 300,422,420
Net Assets - 100.0% $ 337,672,321
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(1,282) CBOE VIX Future 08/18/21 $ (26,322,372) $ (25,991,268) $ 331,104
(786) CBOE VIX Future 09/15/21 (17,169,180) (17,350,871) (181,691)
1,133 S&P 500 E-mini Future 09/17/21 240,487,076 248,665,175 8,178,099
$ 196,995,524 $ 205,323,036 $ 8,327,512
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 8,327,512
Level 2 - Other Significant Observable Inputs 37,249,901 –
Level 3 - Significant Unobservable Inputs – –
Total $ 37,249,901 $ 8,327,512
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Government & Agency Obligations 11.0%
Other Assets & Liabilities, Net 89.0%
100.0%

ABR Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2021

See Notes to Financial Statements.
* $31,410,946, $12,957,832, and $4,998,534 was held at StoneX Financial, Inc. and $62,130,395, $20,863,056 and $97,316,406 was held at ED&F Man Capital
Markets, Inc. for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
ASSETS
Investments, at value (Cost $0, $17,529,921 and
$34,573,715, respectively) $ – $ 18,872,042 $ 37,249,901
Cash 145,232,912 27,761,010 188,135,477
Deposits with broker* 93,541,341 33,820,888 102,314,940
Receivables:
Fund shares sold 1,238,697 114,083 655,478
Investment securities sold – 4,953,105 9,611,381
Interest 9,816 153,403 311,757
Prepaid expenses 34,075 22,577 34,526
Total Assets
240,056,841 85,697,108 338,313,460
LIABILITIES
Payables:
Fund shares redeemed 132,215 65,054 66,614
Accrued Liabilities:
Investment adviser fees 335,472 158,820 468,188
Fund services fees 19,106 10,670 17,790
Other expenses 57,658 31,909 88,547
Total Liabilities
544,451 266,453 641,139
NET ASSETS
$ 239,512,390 $ 85,430,655 $ 337,672,321
COMPONENTS OF NET ASSETS
Paid-in capital $ 222,930,088 $ 59,687,228 $ 290,478,255
Distributable earnings 16,582,302 25,743,427 47,194,066
NET ASSETS
$ 239,512,390 $ 85,430,655 $ 337,672,321
SHARES OF BENEFICIAL INTEREST AT NO PAR
VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 14,759,433 7,737,201 26,683,549
Investor Shares 3,143,410 277,708 1,965,429
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of
$198,285,378, $82,498,130 and $314,575,858,
respectively) $ 13.43 $ 10.66 $ 11.79
Investor Shares (based on net assets of $41,227,012,
$2,932,525 and $23,096,463, respectively) $ 13.12 $ 10.56 $ 11.75

ABR Funds
STATEMENTS OF OPERATIONS
YEAR/PERIOD ENDED JULY 31, 2021*

See Notes to Financial Statements.
*The ABR 75/25 Volatility Fund commenced operations on August 3, 2020.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
INVESTMENT INCOME
Interest income $ 133,594 $ 182,456 $ 439,954
Total Investment Income
133,594 182,456 439,954
EXPENSES
Investment adviser fees 3,481,586 1,520,813 5,171,231
Fund services fees 205,305 86,974 206,403
Transfer agent fees:
Institutional Shares 33,305 23,179 31,568
Investor Shares 26,893 23,163 23,113
Distribution fees:
Investor Shares 92,544 7,521 30,781
Custodian fees 14,648 5,285 17,416
Registration fees:
Institutional Shares 22,512 18,573 37,184
Investor Shares 19,638 18,027 3,223
Professional fees 50,014 38,067 48,562
Trustees' fees and expenses 15,254 7,070 13,180
Offering costs
– – 58,759
Brokerage fees 34,291 11,272 3,194
Other expenses 203,482 65,023 190,355
Total Expenses 4,199,472 1,824,967 5,834,969
Fees waived and expenses reimbursed
(127,975) (296,632) (2,183,897)
Net Expenses
4,071,497 1,528,335 3,651,072
NET INVESTMENT LOSS
(3,937,903) (1,345,879) (3,211,118)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
– 859,325 1,711,534
Futures
22,470,674 27,392,985 37,689,952
Net realized gain
22,470,674 28,252,310 39,401,486
Net change in unrealized appreciation (depreciation) on:
Investments
(19,045) 1,342,121 2,676,186
Futures
(1,950,369) (2,215,711) 8,327,512
Net change in unrealized appreciation (depreciation)
(1,969,414) (873,590) 11,003,698
NET REALIZED AND UNREALIZED GAIN
20,501,260 27,378,720 50,405,184
INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS
$ 16,563,357 $ 26,032,841 $ 47,194,066

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
*Commencement of operations.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
For the Years Ended July 31, For the Years Ended July 31,
August 3, 2020*
through
July 31, 2021 2021 2020 2021 2020
OPERATIONS
Net investment loss $ (3,937,903) $ (1,121,611) $ (1,345,879) $ (331,215) $ (3,211,118)
Net realized gain (loss) 22,470,674 27,621,122 28,252,310 (2,980,830) 39,401,486
Net change in unrealized
appreciation (depreciation) (1,969,414) 8,764,217 (873,590) 3,505,291 11,003,698
Increase in Net Assets Resulting from
Operations
16,563,357 35,263,728 26,032,841 193,246 47,194,066
DISTRIBUTIONS TO
SHAREHOLDERS
Institutional Shares (28,484,217) (297,985) (361) (431,179) –
Investor Shares (6,484,904) (38,720) (18) (152,115) –
Total Distributions Paid
(34,969,121) (336,705) (379) (583,294) –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 193,954,616 169,347,487 78,203,644 49,737,815 337,906,689
Investor Shares 38,309,659 50,706,170 2,702,605 6,660,929 23,771,642
Reinvestment of distributions:
Institutional Shares 16,253,455 234,470 94 311,458 –
Investor Shares 5,890,453 38,720 18 152,115 –
Redemption of shares:
Institutional Shares
(193,053,133) (42,775,743) (66,412,841) (6,801,223) (67,460,683)
Investor Shares
(39,766,454) (16,638,251) (4,090,975) (4,214,120) (3,739,393)
Increase in Net Assets from Capital
Share Transactions
21,588,596 160,912,853 10,402,545 45,846,974 290,478,255
Increase in Net Assets
3,182,832 195,839,876 36,435,007 45,456,926 337,672,321
NET ASSETS
Beginning of Year/Period
236,329,558 40,489,682 48,995,648 3,538,722 –
End of Year/Period
$ 239,512,390 $ 236,329,558 $ 85,430,655 $ 48,995,648 $ 337,672,321
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 14,139,657 12,322,273 9,302,616 7,024,796 33,189,237
Investor Shares 2,810,690 3,531,446 322,578 870,818 2,321,006
Reinvestment of distributions:
Institutional Shares 1,346,599 23,123 12 37,936 –
Investor Shares 498,768 3,880 2 18,642 –
Redemption of shares:
Institutional Shares
(13,440,262) (3,292,294) (8,042,226) (953,690) (6,505,688)
Investor Shares
(2,874,913) (1,140,567) (490,398) (537,471) (355,577)
Increase in Shares
2,480,539 11,447,861 1,092,584 6,461,031 28,648,978

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 15.37 $ 10.20 $ 10.63 $ 10.12 $ 9.67
INVESTMENT OPERATIONS
Net investment loss (a) (0.26) (0.16) (0.13) (0.16) (0.02)
Net realized and unrealized gain
1.33 5.41 0.08 1.00 0.59
Total from Investment Operations
1.07 5.25 (0.05) 0.84 0.57
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(3.01) (0.08) (0.38) (0.33) (0.12)
Total Distributions to Shareholders
(3.01) (0.08) (0.38) (0.33) (0.12)
NET ASSET VALUE, End of Year
$ 13.43 $ 15.37 $ 10.20 $ 10.63 $ 10.12
TOTAL RETURN
9.20% 51.91% (0.31)% 8.45% 5.99%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 198,285 $ 195,398 $ 37,331 $ 23,783 $ 15,335
Ratios to Average Net Assets:
Net investment loss (1.93)% (1.28)% (1.31)% (1.54)% (0.21)%(b)
Net expenses 2.00% 2.00% 2.00% 2.03% 2.00%(b)
Brokerage fees 0.02% 0.01% 0.02% 0.03% –%(b)
Net expenses without brokerage fees 1.98% 1.99% 1.98% 2.00% 2.00%(b)
Gross expenses (c) 2.03% 2.20% 2.41% 2.68% 4.63%(b)
PORTFOLIO TURNOVER RATE 0% 0% 0% 0% 467%
(a) Calculated based on average shares outstanding during each year.
(b) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2021 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 15.11 $ 10.05 $ 10.51 $ 10.08 $ 9.65
INVESTMENT OPERATIONS
Net investment loss (a) (0.29) (0.20) (0.16) (0.19) (0.03)
Net realized and unrealized gain
1.31 5.34 0.08 0.95 0.58
Total from Investment Operations
1.02 5.14 (0.08) 0.76 0.55
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(3.01) (0.08) (0.38) (0.33) (0.12)
Total Distributions to Shareholders
(3.01) (0.08) (0.38) (0.33) (0.12)
NET ASSET VALUE, End of Year
$ 13.12 $ 15.11 $ 10.05 $ 10.51 $ 10.08
TOTAL RETURN
8.99% 51.59% (0.61)% 7.67% 5.79%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 41,227 $ 40,932 $ 3,158 $ 1,491 $ 1,308
Ratios to Average Net Assets:
Net investment loss (2.18)% (1.53)% (1.58)% (1.80)% (0.29)%(b)
Net expenses 2.25% 2.25% 2.25% 2.28% 2.25%(b)
Brokerage fees 0.02% 0.01% 0.02% 0.03% –%(b)
Net expenses without brokerage fees 2.23% 2.24% 2.23% 2.25% 2.25%(b)
Gross expenses (c) 2.44% 2.76% 3.81% 6.41% 13.83%(b)
PORTFOLIO TURNOVER RATE 0% 0% 0% 0% 467%
(a) Calculated based on average shares outstanding during each year.
(b) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended July 31, October 2, 2017 (a)
Through
July 31, 2018 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 7.08 $ 7.68 $ 7.80 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.19) (0.15) (0.05) (0.05)
Net realized and unrealized gain (loss)
3.77 0.40 0.57 (2.05)(c)
Total from Investment Operations
3.58 0.25 0.52 (2.10)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.00)(d) (0.85) (0.64) (0.10)
Total Distributions to Shareholders
(0.00) (0.85) (0.64) (0.10)
NET ASSET VALUE, End of Period
$ 10.66 $ 7.08 $ 7.68 $ 7.80
TOTAL RETURN
50.57% 1.71% 9.46% (21.24)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 82,498 $ 45,863 $ 2,824 $ 2,909
Ratios to Average Net Assets:
Net investment loss (2.19)% (2.11)% (0.74)% (0.73)%(f)
Net expenses 2.50% 2.50% 2.50% 2.66%(f)
Brokerage fees 0.02% 0.05% 0.14% 0.16%(f)
Net expenses without brokerage fees 2.48% 2.45% 2.36% 2.50%(f)
Gross expenses (g) 2.91% 3.70% 6.66% 10.28%(f)
PORTFOLIO TURNOVER RATE 1782% 875% 963% 748%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) Annualized.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended July 31, October 11, 2017 (a)
Through
July 31, 2018 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 7.03 $ 7.64 $ 7.79 $ 10.06
INVESTMENT OPERATIONS
Net investment loss (b) (0.21) (0.17) (0.07) (0.06)
Net realized and unrealized gain (loss)
3.74 0.41 0.56 (2.11)(c)
Total from Investment Operations
3.53 0.24 0.49 (2.17)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.00)(d) (0.85) (0.64) (0.10)
Total Distributions to Shareholders
(0.00) (0.85) (0.64) (0.10)
NET ASSET VALUE, End of Period
$ 10.56 $ 7.03 $ 7.64 $ 7.79
TOTAL RETURN
50.21% 1.58% 9.07% (21.81)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 2,933 $ 3,133 $ 715 $ 1,758
Ratios to Average Net Assets:
Net investment loss (2.52)% (2.36)% (0.99)% (0.95)%(f)
Net expenses 2.75% 2.75% 2.75% 2.91%(f)
Brokerage fees 0.02% 0.09% 0.14% 0.16%(f)
Net expenses without brokerage fees 2.73% 2.66% 2.61% 2.75%(f)
Gross expenses (g) 4.74% 6.53% 8.24% 9.55%(f)
PORTFOLIO TURNOVER RATE 1782% 875% 963% 748%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) Annualized.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period .
August 3, 2020 (a)
Through
July 31, 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.16)
Net realized and unrealized gain
1.95
Total from Investment Operations
1.79
NET ASSET VALUE, End of Period
$ 11.79
TOTAL RETURN
17.90%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 314,576
Ratios to Average Net Assets:
Net investment loss (1.53)%(d)
Net expenses 1.75%(d)
Brokerage fees 0.00%(d)
Net expenses without brokerage fees 1.75%(d)
Gross expenses (e) 2.78%(d)
PORTFOLIO TURNOVER RATE 1622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period .
August 5, 2020 (a)
Through
July 31, 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.19)
Net realized and unrealized gain
1.94
Total from Investment Operations
1.75
NET ASSET VALUE, End of Period
$ 11.75
TOTAL RETURN
17.50%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 23,096
Ratios to Average Net Assets:
Net investment loss (1.76)%(d)
Net expenses 2.00%(d)
Brokerage fees 0.00%(d)
Net expenses without brokerage fees 2.00%(d)
Gross expenses (e) 3.48%(d)
PORTFOLIO TURNOVER RATE 1622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2021

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund is a diversified portfolio and the ABR 50/50 Volatility Fund and ABR 75/25 Volatility
Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of
1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares.
Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR
Dynamic Blend Equity & Volatility Fund; October 2, 2017 and October 11, 2017, respectively, for the ABR 50/50 Volatility Fund; and
August 3, 2020 and August 5, 2020, respectively, for the ABR 75/25 Volatility Fund. The ABR Dynamic Blend Equity & Volatility
Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund’s investment objective is to seek long-term capital appreciation. Prior to December 1, 2020, the ABR 50/50 Volatility Fund was named ABR Dynamic Short Volatility Fund.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2021

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of July 31, 2021, for each Fund’s investments is included in each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of July 31, 2021, for each Fund, are disclosed in the Notes to
Schedules of Investments.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from
GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of July 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2021

The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Offering Costs – Offering costs for the ABR 75/25 Volatility Fund of $69,503 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the ABR 75/25 Volatility Fund.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of July 31, 2021, the ABR Dynamic Blend Equity
& Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had $144,982,912, $27,511,010 and $187,885,477,
respectively, at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75%, 2.50%, and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund,
respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution
Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/
or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees and Transfer agent fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility
Fund; 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR 50/50 Volatility Fund; and 1.75% for Institutional
Shares and 2.00% for Investor Shares of the ABR 75/25 Volatility Fund, through at least at least November 30, 2021. Other Fund service

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2021

providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended July 31, 2021, fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of July 31, 2021, $393,063,
$645,955 and $2,071,320 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50
Volatility Fund, and ABR 75/25 Volatility Fund, respectively. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended July 31, 2021, were as follows:
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of transactions for the year ended July 31, 2021, for any derivative type that was held is as follows:
Each Fund’s use of derivatives during the year ended July 31, 2021, was limited to futures contracts.
Realized and unrealized gains and losses on derivatives contracts during the year ended July 31, 2021, by each Fund are recorded in the following locations on the Statements of Operations:
ABR Dynamic Blend Equity & Volatility Fund
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
ABR Dynamic Blend Equity & Volatility Fund $ - $ 72,576 $ 55,399 $ 127,975
ABR 50/50 Volatility Fund - 272,723 23,909 296,632
ABR 75/25 Volatility Fund 213,407 1,857,913 112,577 2,183,897
U.S. Government Obligations
Purchases Sales
ABR Dynamic Blend Equity & Volatility Fund $ – $ –
ABR 50/50 Volatility Fund 161,999,882 145,307,207
ABR 75/25 Volatility Fund 312,116,915 279,211,371
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
Futures Contracts $ 2,108,257,440 $ 309,739,265 $ 555,273,385
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 22,470,674
Total net realized gain (loss) $ 22,470,674
Net change in unrealized appreciation (depreciation) on:
Futures $ (1,950,369)
Total net change in unrealized appreciation (depreciation) $ (1,950,369)

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2021

ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Note 8. Federal Income Tax
As of July 31, 2021, the cost and components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of July 31, 2021, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact. Effective July 31, 2021, following the acquisition of MUFG Union Bank, N.A. by US Bank, US Bank serves as the
Fund's custodian.
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 27,392,985
Total net realized gain (loss) $ 27,392,985
Net change in unrealized appreciation (depreciation) on:
Futures $ (2,215,711)
Total net change in unrealized appreciation (depreciation) $ (2,215,711)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 37,689,952
Total net realized gain (loss) $ 37,689,952
Net change in unrealized appreciation (depreciation) on:
Futures $ 8,327,512
Total net change in unrealized appreciation (depreciation) $ 8,327,512
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
ABR Dynamic Blend Equity & Volatility Fund $ – $ – $ – $ –
ABR 50/50 Volatility Fund 17,694,849 1,177,383 (190) 1,177,193
ABR 75/25 Volatility Fund 34,926,932 2,322,978 (9) 2,322,969
Ordinary Income Long-Term Capital Gain Total
ABR Dynamic Blend Equity & Volatility Fund
2021 $ 13,165,610 $ 21,803,511 $ 34,969,121
2020 – 336,705 336,705
ABR 50/50 Volatility Fund
2021 379 – 379
2020 289,117 294,177 583,294
ABR 75/25 Volatility Fund
2021 – – –
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Unrealized
Appreciation Total
ABR Dynamic Blend Equity & Volatility Fund $ 4,270,180 $ 12,312,122 $ – $ 16,582,302
ABR 50/50 Volatility Fund 9,713,224 14,853,010 1,177,193 25,743,427
ABR 75/25 Volatility Fund 17,260,619 27,610,478 2,322,969 47,194,066

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II and the Shareholders of
ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50
Volatility Fund (formerly, ABR Dynamic Short Volatility Fund) and ABR 75/25 Volatility Fund, each a series of shares of beneficial interest in Forum Funds II (the “Funds”), including the schedules of investments, as of July 31, 2021, and the related statements of operations, changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Funds as of July 31, 2021, and the results of their operations, the changes in their net assets and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.
Philadelphia, Pennsylvania
September 21, 2021
Fund
Statement of Operations, Changes in Net Assets, and Financial Highlights Presented
ABR Dynamic Blend
Equity & Volatility Fund
Institutional and Investor Shares: The statements of operations for the year ended July 31, 2021, the statements of changes in net assets for each of years in the two-year period ended July 31, 2021, and the financial highlights for each of the years in the five-year period ended July 31, 2021
ABR 50/50
Volatility Fund
Institutional Shares: The statements of operations for the year ended July 31, 2021, the statements of changes in net assets for each of years in the two-year period ended July 31, 2021, and the financial highlights for each of the years in the three-year period ended July
31, 2021 and for the period October 2, 2017 (commencement of operations) through July 31, 2018
Investor Shares: The statements of operations for the year ended July 31, 2021, the statements of changes in net assets for each of years in the two-year period ended July 31, 2021, and the financial highlights for each of the years in the three-year period ended July
31, 2021 and for the period October 11, 2017 (commencement of operations) through July 31, 2018
ABR 75/25
Volatility Fund
Institutional Shares: The statements of operations, changes in net assets and financial highlights for the period August 3, 2020
(commencement of operations) through July 31, 2021
Investor Shares: The statements of operations, changes in net assets and financial highlights for the period August 5, 2020
(commencement of operations) through July 31, 2021

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2021

Investment Advisory Agreement Approval
At the June 10, 2021 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Funds (the “Advisory
Agreement”). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The
Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, compensation and services provided to the Funds by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent
Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent & Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory
Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of the each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Funds.
The Board observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed its primary benchmark index, the S&P
500 Index, for the one-, three-, and five-year periods ended March 31, 2021, and for the period since the ABR Dynamic Blend Equity
& Volatility Fund’s inception on August 3, 2015. The Board noted the Adviser’s representation that the S&P 500 Index is not believed to provide the most representative comparison of the ABR Dynamic Blend Equity & Volatility Fund’s performance due to the unique nature of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy, including the fact that the ABR Dynamic Blend
Equity & Volatility Fund, unlike the S&P 500 Index, utilizes instruments other than equity securities, such as volatility instruments.
At the Adviser’s request, the Board considered the ABR Dynamic Blend Equity & Volatility Fund’s performance against that of the
CBOE Eurekahedge Long Volatility Hedge Fund Index (the “Comparable Index”), which was believed by the Adviser to serve as a more representative comparative benchmark for the ABR Dynamic Blend Equity & Volatility Fund because the constituents of the
Comparable Index employ investment strategies that take a net long view on implied volatility with a goal of positive absolute return, similar to the ABR Dynamic Blend Equity & Volatility Fund. The Board observed that the ABR Dynamic Blend Equity & Volatility
Fund outperformed the Comparable Index for the one-, three-, and five-year periods ended March 31, 2021.
The Board also observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed the median of its Broadridge peers for the one-year period ended March 31, 2021 and outperformed the median of its Broadridge peers for the three- and five-year periods ended March 31, 2021. The Board noted the Adviser’s representation that the unique nature of the ABR Dynamic Blend Equity &
Volatility Fund’s investment strategy resulted in a limited universe of peer funds and that the peer funds identified by Broadridge were not believed to provide the most representative comparison due to the peer funds’ low correlation to the holdings in the ABR Dynamic
Blend Equity & Volatility Fund’s portfolio and the differences in the peer funds’ approaches to managing volatility in the investment strategies employed. At the request of the Adviser, the Board compared the performance of the ABR Dynamic Blend Equity & Volatility
Fund to a group of funds identified by the Adviser as having characteristics more closely aligned to those of the ABR Dynamic Blend

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2021

Equity & Volatility Fund (the “Long Volatility Comparable Peers”). The Board observed that the ABR Dynamic Blend Equity &
Volatility Fund outperformed the median of the Long Volatility Comparable Peers for the one-, three, and five-year periods ended March
31, 2021. The Board observed that the performance of the ABR Dynamic Blend Equity & Volatility Fund more closely aligned with the performance of the Long Volatility Comparable Peers than the performance of the Broadridge peers. The Board also noted the Adviser’s representation that the ABR Dynamic Blend Equity & Volatility Fund performed in line with the Adviser’s expectations during recent periods of heightened market volatility, which demonstrated the effectiveness of the ABR Dynamic Blend Equity & Volatility Fund’s
investment strategy.
The Board observed that the ABR 50/50 Volatility Fund outperformed the Citigroup 3-Month U.S. T-Bill Index, the ABR 50/50 Volatility
Fund’s primary benchmark index, for the one- and three-year periods ended March 31, 2021 and for the period since the ABR 50/50
Volatility Fund’s inception on October 2, 2017. The Board noted the Adviser’s representation that the primary benchmark index was not believed to provide the most representative comparison to evaluate the ABR 50/50 Volatility Fund’s performance and, at the Adviser’s request, the Board considered the ABR 50/50 Volatility Fund’s performance against that of the CBOE Eurekahedge Short Volatility
Index (“Comparable Index”), which was believed by the Adviser to serve as a more representative comparison for the ABR 50/50
Volatility Fund because the constituents of the Comparable Index employ investment strategies that take a net short view on implied volatility with a goal of positive absolute return, similar to the ABR 50/50 Volatility Fund. The Board observed that the ABR 50/50
Volatility Fund underperformed the Comparable Index for the one-year period ended March 31, 2021 and outperformed the Comparable
Index for the three-year period ended March 31, 2021.
The Board also observed that the ABR 50/50 Volatility Fund outperformed the median of its Broadridge peers for the one- and three-
year periods ended March 31, 2021; however, the Board noted that the unique nature of the investment strategy employed for the
ABR 50/50 Volatility Fund resulted in a very limited universe of peer funds such that the Broadridge peers did not provide the most representative comparison. At the request of the Adviser, the Board compared the performance of the ABR 50/50 Volatility Fund to a group of funds identified by the Adviser as having characteristics more closely aligned to those of the ABR 50/50 Volatility Fund (the
“50/50 Volatility Comparable Peers”). The Board observed that the ABR 50/50 Volatility Fund performed favorably relative to the 50/50
Volatility Comparable Peers, noting that many of the funds that the Adviser believed to be comparable to the ABR 50/50 Volatility Fund had recently been liquidated or delisted due to large losses stemming from recent market volatility, whereas the ABR 50/50 Volatility
Fund was able to mitigate such losses, in part, due to the dynamic rebalancing component in the ABR 50/50 Volatility Fund’s investment strategy. The Board also noted the Adviser’s representation that the ABR 50/50 Volatility Fund performed in line with the Adviser’s expectations during the recent periods of heightened market volatility, which demonstrated the effectiveness of the ABR 50/50 Volatility
Fund’s investment strategy.
Recognizing that the ABR 75/25 Volatility Fund was established on August 3, 2020 and has limited performance history, the Board did not specifically consider the performance history of the ABR 75/25 Volatility Fund. However, the Board noted the Adviser’s representation that the ABR 75/25 Volatility Fund had performed in line with the Adviser’s expectations for the period since the ABR 75/25 Volatility
Fund’s inception.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other considerations, the Board determined that the Funds could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds’ respective Broadridge peer groups and Comparable Peers. The
Board observed that the actual advisory fee rate and total expense ratio for the ABR Dynamic Blend Equity & Volatility Fund were each higher than the median of its Broadridge peer group. The Board noted that, although the actual advisory fee rate was higher than the average of the Long Volatility Comparable Peers, the ABR Dynamic Blend Equity & Volatility Fund’s total expense ratio was in line with the Long Volatility Comparable Peers.
The Board observed that the actual advisory fee rate for the ABR 50/50 Volatility Fund was less than the median of its Broadridge peers and the total expense ratio for the ABR 50/50 Volatility Fund was higher than the median of its Broadridge peers. The Board noted that, although the actual advisory fee rate and total expense ratio for the ABR 50/50 Volatility Fund were each higher than the average of the 50/50 Volatility Comparable Peers, the ABR 50/50 Volatility Fund’s actual advisory fee and total expense ratio were each within a reasonable range of the 50/50 Volatility Comparable Peers.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2021

The Board observed that the actual advisory fee rate for the ABR 75/25 Volatility Fund was less than the median of its Broadridge peers and the total expense ratio for the ABR 75/25 Volatility Fund was higher than the median of its Broadridge peers. The Board noted that the actual advisory fee rate was higher than the average of the 75/25 Volatility Comparable Peers and the total expense ratio was in line with the average of the 75/25 Volatility Comparable Peers.
The Board noted that the Adviser had imposed contractual expense caps, which required the Adviser to waive its advisory fees as necessary to ensure that each Fund’s expenses did not exceed the contractual cap, and that the Adviser had waived all or a substantial portion of its advisory fees for each Fund. Finally, the Board noted the Adviser’s representation that the actual advisory fee rates charged to each Fund were commensurate with the work required to manage each Fund, including daily portfolio rebalancing and monitoring of margin requirements, among other daily functions.
Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to each Fund were reasonable in light of the nature, extent, and quality of services provided by the Adviser.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds.
In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the contractual expense cap. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board considered whether the Fund was benefitting, or may benefit in the future, from any economies of scale. In this regard, the
Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations. Based on the foregoing and other relevant considerations, the Board concluded that the information presented generally supported the renewal of the Advisory
Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund/Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2021

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor
Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February
1, 2021 through July 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2021

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The ABR Dynamic Blend
Equity & Volatility Fund and ABR 50/50 Volatility Fund designate 100.00% of the income dividends as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Pursuant to Section 852(b)(3) of the Internal Revenue Code, ABR Dynamic Blend Equity & Volatility Fund designated $21,803,511 as long-term capital gain dividends.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 422-4518.
Beginning
Account Value
February 1, 2021
Ending
Account Value
July 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,101.72 $ 10.42 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,014.88 $ 9.99 2.00%
Investor Shares
Actual $ 1,000.00 $ 1,100.68 $ 11.72 2.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,013.64 $ 11.23 2.25%
ABR 50/50 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,406.33 $ 14.92 2.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,012.40 $ 12.47 2.50%
Investor Shares
Actual $ 1,000.00 $ 1,406.13 $ 16.41 2.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,011.16 $ 13.71 2.75%
ABR 75/25 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,235.85 $ 9.70 1.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.12 $ 8.75 1.75%
Investor Shares
Actual $ 1,000.00 $ 1,234.24 $ 11.08 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,014.88 $ 9.99 2.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

ABR Funds
ADDITIONAL INFORMATION (Unaudited)
July 31, 2021

(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
3 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
3 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

ABR Funds
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)
INVESTMENT ADVISER
ABR Dynamic Funds, LLC
17 State Street, Suite 725
New York, NY 10004
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.
227-ANR-0721

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(b)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(c)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(d)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $28,000 in 2020 and $42,000 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2020 and $9,000 in 2021.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2020 and $0 in 2021.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 21, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 21, 2021